S000040853 [Member] Expense Example - Bridge Builder Core Bond Fund - Bridge Builder Core Bond Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 409